UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Statement Of Changes In Equity [Abstract]
Reserve	$ 339,890,000	$ 280,228,000	$ 400,975,000